JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609 7732 jgoodman@vedderprice.com	222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES May 21, 2015

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, DC 20549

Re:	Wilshire Variable Insurance Trust (“Registrant”) File Nos. File Nos. 333-15881 and 811-07917

To the Commission:

On behalf of the Registrant, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Wilshire Global Allocation Fund pursuant to Rule 497(c) under the Securities Act on May 4, 2015.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman Attorney at Law